UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.6% (4.4% of Total Investments)
$ 990	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 926,135
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	5,421,600
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
24,265	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	14,709,927
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
32,755	Total Consumer Staples			21,057,662
	Education and Civic Organizations – 6.9% (4.6% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	271,620
	2005A, 5.000%, 10/01/35
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	AA+	9,661,600
	Series 2007A, 4.500%, 10/01/33 (UB)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	207,484
265	5.000%, 11/01/25	11/15 at 100.00	A2	268,238
4,685	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,420,953
	Trust 1065, 9.236%, 3/01/33 (IF)
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	539,952
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 100.00	BBB	3,057,780
	Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured
3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A,	5/13 at 100.00	Aa1	3,849,265
	5.125%, 5/15/17 – AMBAC Insured (UB)
22,555	Total Education and Civic Organizations			22,276,892
	Health Care – 26.2% (17.5% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,224,930
	Health System/West, Series 2003A, 5.000%, 3/01/15
660	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	603,999
	Series 2006, 5.000%, 4/01/37
10,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	9,143,800
	5.000%, 11/15/42 – NPFG Insured
14,895	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	14,053,581
	5.250%, 11/15/46 (UB)
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,010,094
	West, Series 2005A, 5.000%, 3/01/35
1,586	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,618,386
	System, Trust 2554, 18.284%, 7/01/47 – FSA Insured (IF)
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
900	4.800%, 7/15/17	No Opt. Call	N/R	847,755
3,325	5.125%, 7/15/31	7/17 at 100.00	N/R	2,679,352
19,420	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	17,575,876
	Series 2006, 5.000%, 3/01/41
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,012,766
	Series 2001C, 5.250%, 8/01/31
9,980	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AAA	9,839,482
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	2,413,148
	Project, Series 2009, 6.750%, 2/01/38

10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center,	4/10 at 100.50	A+	10,301,130
	Series 1999A, 5.250%, 4/01/31
2,860	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,144,170
	2008A, 8.250%, 12/01/38
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	2,341,090
	Center, Series 2007A, 5.000%, 7/01/38
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	3,052,710
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
88,321	Total Health Care			83,862,269
	Housing/Multifamily – 2.3% (1.5% of Total Investments)
4,895	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments	12/09 at 102.00	N/R	4,402,906
	Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	269,574
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,652,395
	Home Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,072,389
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
8,060	Total Housing/Multifamily			7,397,264
	Housing/Single Family – 0.7% (0.4% of Total Investments)
1,670	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008, Trust	2/17 at 100.00	AA–	1,539,339
	3137, 14.679%, 8/01/37 (Alternative Minimum Tax) (IF)
655	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AA–	680,257
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,325	Total Housing/Single Family			2,219,596
	Industrials – 1.6% (1.1% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,893,860
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	3,380,378
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)
7,120	Total Industrials			5,274,238
	Long-Term Care – 2.5% (1.7% of Total Investments)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Ba1	1,004,710
	2009, 8.000%, 11/01/29 (WI/DD, Settling 12/16/09)
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	5/10 at 100.50	BB+	7,072,170
	Force Village West, Series 1999, 5.800%, 5/15/29
9,500	Total Long-Term Care			8,076,880
	Tax Obligation/General – 12.1% (8.1% of Total Investments)
10,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A	10,173,600
4,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A	5,050,489
3,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	2,867,581
	2006C, 0.000%, 8/01/31 – FSA Insured
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AAA	5,765,219
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – FSA Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	A3	4,915,687
	2005, 5.000%, 7/01/35 – FGIC Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	592,400
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	5,626,500
	Series 2003E, 5.250%, 7/01/20 – FSA Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,817,767
	Bonds, Series 2003B, 5.000%, 8/01/21 – FSA Insured
37,400	Total Tax Obligation/General			38,809,243

	Tax Obligation/Limited – 33.6% (22.4% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	926,480
615	5.800%, 9/01/35	9/14 at 102.00	N/R	543,353
1,990	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,724,653
	Tax Bonds, Series 2007, 5.750%, 8/01/25
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding	9/12 at 100.00	AAA	2,048,625
	Bonds, Series 2002A, 5.125%, 9/02/24 – FSA Insured
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital
	Improvement Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – FSA Insured	11/11 at 100.00	AAA	1,175,601
1,165	5.375%, 11/01/19 – FSA Insured	11/11 at 100.00	AAA	1,233,852
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A–	979,710
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A–	2,013,740
	2009I-1, 6.375%, 11/01/34 (WI/DD, Settling 12/01/09)
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,856,820
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	687,621
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,225	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	BBB	1,047,645
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	3/10 at 101.00	A	3,514,221
	District 2, Series 1998A, 5.250%, 9/01/17 – NPFG Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	960,739
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	A	4,104,057
	5.500%, 3/01/22 – AMBAC Insured
32,590	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	28,746,984
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	Baa1	2,232,975
	5.000%, 9/01/35 – SYNCORA GTY Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	N/R	4,400,235
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
325	5.000%, 9/01/26	9/16 at 100.00	N/R	284,375
755	5.125%, 9/01/36	9/16 at 100.00	N/R	620,776
675	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	508,687
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,838,060
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	776,810
	8/01/37 – RAAI Insured
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	1,107,272
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,750	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	1/10 at 100.00	A1	1,751,453
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,570,943
	Participation, Series 2005, 5.000%, 3/01/24 – FSA Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	A	3,004,855
	8/01/37 – NPFG Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	A	9,371,948
	2001, 5.000%, 3/01/19 – NPFG Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
545	5.000%, 9/01/26	9/14 at 102.00	N/R	453,467
250	5.000%, 9/01/33	9/14 at 102.00	N/R	195,118
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A	3,448,743
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured

5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	A	5,635,000
	Project, Series 2001A, 5.000%, 11/01/22 – NPFG Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	A–	987,540
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AA	1,551,992
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	540,615
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	A	1,874,713
	Areas, Series 2003, 5.250%, 8/01/22 – NPFG Insured
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	759,259
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	2,638,400
	5.400%, 11/01/20 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,005,652
	Series 2003C, 6.000%, 9/01/33
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,889,336
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
1,000	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	BBB+	921,650
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	633,528
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,428,121
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,505,200
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,034,640
	District 2001-1, Series 2004A, 6.125%, 9/01/39
114,975	Total Tax Obligation/Limited			107,535,464
	Transportation – 20.4% (13.6% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,459,472
	2006F, 5.000%, 4/01/31 (UB)
830	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	913,332
	2008, Trust 3211, 13.319%, 4/01/39 (IF)
8,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 101.00	BBB–	7,518,864
	Bonds, Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AA	8,924,146
	8/01/18 – AMBAC Insured (Alternative Minimum Tax)
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	107,822
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
22,825	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A1	22,842,346
23,275	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	23,553,135
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)
65,145	Total Transportation			65,319,117
	U.S. Guaranteed – 26.5% (17.7% of Total Investments) (4)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,874,565
	5/01/18 (Pre-refunded 5/01/12)
115	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	125,739
	Series 2001W, 5.250%, 12/01/22 (Pre-refunded 12/01/11) – FSA Insured
8,400	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	4/10 at 100.50	AAA	8,552,124
	Series 1998B, 5.250%, 10/01/14 (ETM)
715	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (4)	796,052
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
4,370	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	4,878,187
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	2,349,553
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,592,441
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)

10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA– (4)	12,039,468
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured
	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2001A:
2,500	5.250%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	2,675,400
4,500	5.375%, 6/01/41 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	4,824,135
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/10 at 100.00	AAA	6,335,174
	5.375%, 8/15/29 (ETM)
175	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Pre-refunded	5/10 at 100.00	A1 (4)	178,442
	5/01/10) – FGIC Insured
6,530	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	N/R (4)	7,031,635
	Project, Series 2000, 5.750%, 6/15/33 (Pre-refunded 12/15/10) – MBIA Insured
4,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	A (4)	4,127,200
	(Pre-refunded 7/01/10) – NPFG Insured
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,167,822
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.250%, 6/01/27 (Pre-refunded 6/01/12)
700	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa1 (4)	710,024
	Projects, Series 2002A, 5.250%, 1/01/22 (Pre-refunded 1/01/10)
11,305	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O, 5.000%, 9/01/21	9/10 at 101.00	AA (4)	11,821,865
	(Pre-refunded 9/01/10) – FGIC Insured
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	N/R (4)	2,827,825
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)
78,380	Total U.S. Guaranteed			84,907,651
	Utilities – 4.3% (2.9% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	3,805,982
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
3,775	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,219,849
	2007A, 5.000%, 11/15/35
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,652,075
	2005, 5.000%, 7/01/31 – FSA Insured (UB)
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	1,121,816
	9/01/31 – SYNCORA GTY Insured
14,175	Total Utilities			13,799,722
	Water and Sewer – 6.1% (4.1% of Total Investments)
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	845,129
	5.000%, 4/01/36 – NPFG Insured
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	2,473,950
	AMBAC Insured
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	A+	826,324
	5.000%, 6/01/31 – NPFG Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	7,538,850
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	2,295,023
	2006, 5.000%, 12/01/31 – FGIC Insured
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AA–	5,539,034
	Series 2002A, 5.000%, 11/01/18 – NPFG Insured
19,825	Total Water and Sewer			19,518,309
$ 500,536	Total Investments (cost $482,651,446) – 149.8%			480,054,308
	Floating Rate Obligations – (8.9)%			(28,545,000)
	Other Assets Less Liabilities – 1.4%			4,424,143
	Auction Rate Preferred Shares, at Liquidation Value – (42.3)% (5)			(135,525,000)
	Net Assets Applicable to Common Shares – 100%			$ 320,408,451

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$480,054,308	$ —	$480,054,308

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $453,660,237.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 19,340,403
Depreciation	(21,489,582)
Net unrealized appreciation (depreciation) of investments	$ (2,149,179)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.2%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010